Schedule III - Schedule of Real Estate (Details)	12 Months Ended
Dec. 31, 2025 USD ($) building
Statement [Line Items]
Total of Properties Under Development, Number of buildings | building	1
Number of buildings | building	34
Grand total, Number of buildings | building	35
Lease liabilities	$ 13,285,487
Total encumbrances per Schedule III
Statement [Line Items]
Increase in accrued payables for investment properties	284,281,896
Senior Secured Debt with BTG (not guaranteed by investment properties)
Statement [Line Items]
Increase in accrued payables for investment properties	12,487,890
Accrued financing costs and debt issuance costs, net
Statement [Line Items]
Increase in accrued payables for investment properties	(1,434,877)
Long term debt - current portion and long term debt as of December 31, 2025
Statement [Line Items]
Increase in accrued payables for investment properties	$ 295,334,909
Colombia | Latam Logistic Park Calle 80
Statement [Line Items]
Number of buildings | building	5
Colombia | Latam Logistic Park Calle 80 | Bottom of range
Statement [Line Items]
Date of Construction/Acquisition	2019
Colombia | Latam Logistic Park Calle 80 | Top of range
Statement [Line Items]
Date of Construction/Acquisition	2023
Peru | Parque Logístico Callao, S.R.L.
Statement [Line Items]
Number of buildings | building	1
Number of buildings | building	2
Date of Construction/Acquisition	2025
Peru | Latam Logistic Park Lima Sur
Statement [Line Items]
Number of buildings | building	6
Peru | Latam Logistic Park Lima Sur | Bottom of range
Statement [Line Items]
Date of Construction/Acquisition	2019
Peru | Latam Logistic Park Lima Sur | Top of range
Statement [Line Items]
Date of Construction/Acquisition	2024
Costa Rica | Latam Logistic Park Coyol 1
Statement [Line Items]
Number of buildings | building	5
Costa Rica | Latam Logistic Park Coyol 1 | Bottom of range
Statement [Line Items]
Date of Construction/Acquisition	2016
Costa Rica | Latam Logistic Park Coyol 1 | Top of range
Statement [Line Items]
Date of Construction/Acquisition	2020
Costa Rica | Latam Logistic Park Coyol 2
Statement [Line Items]
Number of buildings | building	1
Date of Construction/Acquisition	2019
Costa Rica | Latam Bodegas Atenas
Statement [Line Items]
Number of buildings | building	1
Date of Construction/Acquisition	2019
Costa Rica | Latam Bodegas San Joaquin
Statement [Line Items]
Number of buildings | building	2
Date of Construction/Acquisition	2019
Costa Rica | Latam Bodegas Aurora
Statement [Line Items]
Number of buildings | building	2
Date of Construction/Acquisition	2019
Costa Rica | San Rafael Industrial Park
Statement [Line Items]
Number of buildings | building	1
Date of Construction/Acquisition	2019
Costa Rica | Latam Logistic Park Coyol 3
Statement [Line Items]
Number of buildings | building	1
Date of Construction/Acquisition	2020
Costa Rica | Latam Logistic Park Coyol 4
Statement [Line Items]
Number of buildings | building	1
Date of Construction/Acquisition	2021
Costa Rica | Latam Logistic Park San José – Verbena
Statement [Line Items]
Number of buildings | building	5
Costa Rica | Latam Logistic Park San José – Verbena | Bottom of range
Statement [Line Items]
Date of Construction/Acquisition	2022
Costa Rica | Latam Logistic Park San José – Verbena | Top of range
Statement [Line Items]
Date of Construction/Acquisition	2024
Mexico | Puebla Fideicomiso 6384 Park
Statement [Line Items]
Number of buildings | building	2
Date of Construction/Acquisition	2005
Encumbrances
Statement [Line Items]
Total of Land Bank	$ 0
Total of Properties Under Development	0
Total of Operating Properties	284,281,896
GRAND TOTAL	284,281,896
Encumbrances | Colombia | Latam Logistic Park Calle 80
Statement [Line Items]
Total of Land Bank	0
Total of Operating Properties	39,906,651
Encumbrances | Peru | Parque Logístico Callao, S.R.L.
Statement [Line Items]
Total of Land Bank	0
Total of Properties Under Development	0
Total of Operating Properties	24,000,000
Encumbrances | Peru | Latam Logistic Park Lima Sur
Statement [Line Items]
Total of Operating Properties	53,826,742
Encumbrances | Costa Rica | Latam Logistic Park Coyol 1
Statement [Line Items]
Total of Operating Properties	59,010,993
Encumbrances | Costa Rica | Latam Logistic Park Coyol 2
Statement [Line Items]
Total of Operating Properties	17,572,856
Encumbrances | Costa Rica | Latam Bodegas Atenas
Statement [Line Items]
Total of Operating Properties	2,684,457
Encumbrances | Costa Rica | Latam Bodegas San Joaquin
Statement [Line Items]
Total of Operating Properties	5,387,860
Encumbrances | Costa Rica | Latam Bodegas Aurora
Statement [Line Items]
Total of Operating Properties	4,156,415
Encumbrances | Costa Rica | San Rafael Industrial Park
Statement [Line Items]
Total of Operating Properties	7,315,944
Encumbrances | Costa Rica | Latam Logistic Park Coyol 3
Statement [Line Items]
Total of Operating Properties	6,501,283
Encumbrances | Costa Rica | Latam Logistic Park Coyol 4
Statement [Line Items]
Total of Operating Properties	6,687,219
Encumbrances | Costa Rica | Latam Logistic Park San José – Verbena
Statement [Line Items]
Total of Operating Properties	57,231,476
Encumbrances | Mexico | Puebla Fideicomiso 6384 Park
Statement [Line Items]
Total of Operating Properties	0
Land
Statement [Line Items]
Total of Land Bank	18,189,079
Total of Properties Under Development	1,852,603
Total of Operating Properties	116,307,864
GRAND TOTAL	136,349,546
Land | Colombia | Latam Logistic Park Calle 80
Statement [Line Items]
Total of Land Bank	14,114,943
Total of Operating Properties	11,555,745
Land | Peru | Parque Logístico Callao, S.R.L.
Statement [Line Items]
Total of Land Bank	4,074,136
Total of Properties Under Development	1,852,603
Total of Operating Properties	5,819,445
Land | Peru | Latam Logistic Park Lima Sur
Statement [Line Items]
Total of Operating Properties	29,000,207
Land | Costa Rica | Latam Logistic Park Coyol 1
Statement [Line Items]
Total of Operating Properties	19,500,336
Land | Costa Rica | Latam Logistic Park Coyol 2
Statement [Line Items]
Total of Operating Properties	7,292,476
Land | Costa Rica | Latam Bodegas Atenas
Statement [Line Items]
Total of Operating Properties	1,658,000
Land | Costa Rica | Latam Bodegas San Joaquin
Statement [Line Items]
Total of Operating Properties	2,621,468
Land | Costa Rica | Latam Bodegas Aurora
Statement [Line Items]
Total of Operating Properties	3,399,610
Land | Costa Rica | San Rafael Industrial Park
Statement [Line Items]
Total of Operating Properties	5,777,658
Land | Costa Rica | Latam Logistic Park Coyol 3
Statement [Line Items]
Total of Operating Properties	1,354,320
Land | Costa Rica | Latam Logistic Park Coyol 4
Statement [Line Items]
Total of Operating Properties	2,849,259
Land | Costa Rica | Latam Logistic Park San José – Verbena
Statement [Line Items]
Total of Operating Properties	19,564,804
Land | Mexico | Puebla Fideicomiso 6384 Park
Statement [Line Items]
Total of Operating Properties	5,914,536
Building & Improvements
Statement [Line Items]
Total of Land Bank	16,445,125
Total of Properties Under Development	6,701,332
Total of Operating Properties	295,160,019
GRAND TOTAL	318,306,476
Building & Improvements | Colombia | Latam Logistic Park Calle 80
Statement [Line Items]
Total of Land Bank	14,149,530
Total of Operating Properties	67,473,139
Building & Improvements | Peru | Parque Logístico Callao, S.R.L.
Statement [Line Items]
Total of Land Bank	2,295,595
Total of Properties Under Development	6,701,332
Total of Operating Properties	34,868,943
Building & Improvements | Peru | Latam Logistic Park Lima Sur
Statement [Line Items]
Total of Operating Properties	55,043,997
Building & Improvements | Costa Rica | Latam Logistic Park Coyol 1
Statement [Line Items]
Total of Operating Properties	42,764,576
Building & Improvements | Costa Rica | Latam Logistic Park Coyol 2
Statement [Line Items]
Total of Operating Properties	12,332,799
Building & Improvements | Costa Rica | Latam Bodegas Atenas
Statement [Line Items]
Total of Operating Properties	1,942,000
Building & Improvements | Costa Rica | Latam Bodegas San Joaquin
Statement [Line Items]
Total of Operating Properties	2,778,532
Building & Improvements | Costa Rica | Latam Bodegas Aurora
Statement [Line Items]
Total of Operating Properties	2,401,986
Building & Improvements | Costa Rica | San Rafael Industrial Park
Statement [Line Items]
Total of Operating Properties	5,222,342
Building & Improvements | Costa Rica | Latam Logistic Park Coyol 3
Statement [Line Items]
Total of Operating Properties	6,169,680
Building & Improvements | Costa Rica | Latam Logistic Park Coyol 4
Statement [Line Items]
Total of Operating Properties	7,547,831
Building & Improvements | Costa Rica | Latam Logistic Park San José – Verbena
Statement [Line Items]
Total of Operating Properties	42,627,886
Building & Improvements | Mexico | Puebla Fideicomiso 6384 Park
Statement [Line Items]
Total of Operating Properties	13,986,308
Costs Capitalized Subsequent to Acquisition
Statement [Line Items]
Total of Land Bank	0
Total of Properties Under Development	0
Total of Operating Properties	12,295,122
GRAND TOTAL	12,295,122
Costs Capitalized Subsequent to Acquisition | Colombia | Latam Logistic Park Calle 80
Statement [Line Items]
Total of Land Bank	0
Total of Operating Properties	1,344,686
Costs Capitalized Subsequent to Acquisition | Peru | Parque Logístico Callao, S.R.L.
Statement [Line Items]
Total of Land Bank	0
Total of Properties Under Development	0
Total of Operating Properties	438,955
Costs Capitalized Subsequent to Acquisition | Peru | Latam Logistic Park Lima Sur
Statement [Line Items]
Total of Operating Properties	3,823,963
Costs Capitalized Subsequent to Acquisition | Costa Rica | Latam Logistic Park Coyol 1
Statement [Line Items]
Total of Operating Properties	1,739,833
Costs Capitalized Subsequent to Acquisition | Costa Rica | Latam Logistic Park Coyol 2
Statement [Line Items]
Total of Operating Properties	188,297
Costs Capitalized Subsequent to Acquisition | Costa Rica | Latam Bodegas Atenas
Statement [Line Items]
Total of Operating Properties	0
Costs Capitalized Subsequent to Acquisition | Costa Rica | Latam Bodegas San Joaquin
Statement [Line Items]
Total of Operating Properties	2,726,754
Costs Capitalized Subsequent to Acquisition | Costa Rica | Latam Bodegas Aurora
Statement [Line Items]
Total of Operating Properties	692,039
Costs Capitalized Subsequent to Acquisition | Costa Rica | San Rafael Industrial Park
Statement [Line Items]
Total of Operating Properties	0
Costs Capitalized Subsequent to Acquisition | Costa Rica | Latam Logistic Park Coyol 3
Statement [Line Items]
Total of Operating Properties	29,275
Costs Capitalized Subsequent to Acquisition | Costa Rica | Latam Logistic Park Coyol 4
Statement [Line Items]
Total of Operating Properties	869,280
Costs Capitalized Subsequent to Acquisition | Costa Rica | Latam Logistic Park San José – Verbena
Statement [Line Items]
Total of Operating Properties	442,040
Costs Capitalized Subsequent to Acquisition | Mexico | Puebla Fideicomiso 6384 Park
Statement [Line Items]
Total of Operating Properties	0
Land
Statement [Line Items]
Total of Land Bank	18,189,079
Total of Properties Under Development	1,852,603
Total of Operating Properties	116,307,864
GRAND TOTAL	136,349,546
Land | Colombia | Latam Logistic Park Calle 80
Statement [Line Items]
Total of Land Bank	14,114,943
Total of Operating Properties	11,555,745
Land | Peru | Parque Logístico Callao, S.R.L.
Statement [Line Items]
Total of Land Bank	4,074,136
Total of Properties Under Development	1,852,603
Total of Operating Properties	5,819,445
Land | Peru | Latam Logistic Park Lima Sur
Statement [Line Items]
Total of Operating Properties	29,000,207
Land | Costa Rica | Latam Logistic Park Coyol 1
Statement [Line Items]
Total of Operating Properties	19,500,336
Land | Costa Rica | Latam Logistic Park Coyol 2
Statement [Line Items]
Total of Operating Properties	7,292,476
Land | Costa Rica | Latam Bodegas Atenas
Statement [Line Items]
Total of Operating Properties	1,658,000
Land | Costa Rica | Latam Bodegas San Joaquin
Statement [Line Items]
Total of Operating Properties	2,621,468
Land | Costa Rica | Latam Bodegas Aurora
Statement [Line Items]
Total of Operating Properties	3,399,610
Land | Costa Rica | San Rafael Industrial Park
Statement [Line Items]
Total of Operating Properties	5,777,658
Land | Costa Rica | Latam Logistic Park Coyol 3
Statement [Line Items]
Total of Operating Properties	1,354,320
Land | Costa Rica | Latam Logistic Park Coyol 4
Statement [Line Items]
Total of Operating Properties	2,849,259
Land | Costa Rica | Latam Logistic Park San José – Verbena
Statement [Line Items]
Total of Operating Properties	19,564,804
Land | Mexico | Puebla Fideicomiso 6384 Park
Statement [Line Items]
Total of Operating Properties	5,914,536
Building & Improvements
Statement [Line Items]
Total of Land Bank	16,445,125
Total of Properties Under Development	6,701,332
Total of Operating Properties	307,455,141
GRAND TOTAL	330,601,598
Building & Improvements | Colombia | Latam Logistic Park Calle 80
Statement [Line Items]
Total of Land Bank	14,149,530
Total of Operating Properties	68,817,825
Building & Improvements | Peru | Parque Logístico Callao, S.R.L.
Statement [Line Items]
Total of Land Bank	2,295,595
Total of Properties Under Development	6,701,332
Total of Operating Properties	35,307,898
Building & Improvements | Peru | Latam Logistic Park Lima Sur
Statement [Line Items]
Total of Operating Properties	58,867,960
Building & Improvements | Costa Rica | Latam Logistic Park Coyol 1
Statement [Line Items]
Total of Operating Properties	44,504,409
Building & Improvements | Costa Rica | Latam Logistic Park Coyol 2
Statement [Line Items]
Total of Operating Properties	12,521,096
Building & Improvements | Costa Rica | Latam Bodegas Atenas
Statement [Line Items]
Total of Operating Properties	1,942,000
Building & Improvements | Costa Rica | Latam Bodegas San Joaquin
Statement [Line Items]
Total of Operating Properties	5,505,286
Building & Improvements | Costa Rica | Latam Bodegas Aurora
Statement [Line Items]
Total of Operating Properties	3,094,025
Building & Improvements | Costa Rica | San Rafael Industrial Park
Statement [Line Items]
Total of Operating Properties	5,222,342
Building & Improvements | Costa Rica | Latam Logistic Park Coyol 3
Statement [Line Items]
Total of Operating Properties	6,198,955
Building & Improvements | Costa Rica | Latam Logistic Park Coyol 4
Statement [Line Items]
Total of Operating Properties	8,417,111
Building & Improvements | Costa Rica | Latam Logistic Park San José – Verbena
Statement [Line Items]
Total of Operating Properties	43,069,926
Building & Improvements | Mexico | Puebla Fideicomiso 6384 Park
Statement [Line Items]
Total of Operating Properties	13,986,308
Total
Statement [Line Items]
Total of Land Bank	34,634,204
Total of Properties Under Development	8,553,935
Total of Operating Properties	423,763,005
GRAND TOTAL	466,951,144
Total | Colombia | Latam Logistic Park Calle 80
Statement [Line Items]
Total of Land Bank	28,264,473
Total of Operating Properties	80,373,570
Total | Peru | Parque Logístico Callao, S.R.L.
Statement [Line Items]
Total of Land Bank	6,369,731
Total of Properties Under Development	8,553,935
Total of Operating Properties	41,127,343
Total | Peru | Latam Logistic Park Lima Sur
Statement [Line Items]
Total of Operating Properties	87,868,167
Total | Costa Rica | Latam Logistic Park Coyol 1
Statement [Line Items]
Total of Operating Properties	64,004,745
Total | Costa Rica | Latam Logistic Park Coyol 2
Statement [Line Items]
Total of Operating Properties	19,813,572
Total | Costa Rica | Latam Bodegas Atenas
Statement [Line Items]
Total of Operating Properties	3,600,000
Total | Costa Rica | Latam Bodegas San Joaquin
Statement [Line Items]
Total of Operating Properties	8,126,754
Total | Costa Rica | Latam Bodegas Aurora
Statement [Line Items]
Total of Operating Properties	6,493,635
Total | Costa Rica | San Rafael Industrial Park
Statement [Line Items]
Total of Operating Properties	11,000,000
Total | Costa Rica | Latam Logistic Park Coyol 3
Statement [Line Items]
Total of Operating Properties	7,553,275
Total | Costa Rica | Latam Logistic Park Coyol 4
Statement [Line Items]
Total of Operating Properties	11,266,370
Total | Costa Rica | Latam Logistic Park San José – Verbena
Statement [Line Items]
Total of Operating Properties	62,634,730
Total | Mexico | Puebla Fideicomiso 6384 Park
Statement [Line Items]
Total of Operating Properties	19,900,844
Fair value adjustments
Statement [Line Items]
Total of Land Bank	11,675,679
Total of Properties Under Development	4,394,891
Total of Operating Properties	174,968,578
GRAND TOTAL	191,039,148
Fair value adjustments | Colombia | Latam Logistic Park Calle 80
Statement [Line Items]
Total of Land Bank	8,128,174
Total of Operating Properties	66,420,378
Fair value adjustments | Peru | Parque Logístico Callao, S.R.L.
Statement [Line Items]
Total of Land Bank	3,547,505
Total of Properties Under Development	4,394,891
Total of Operating Properties	4,634,206
Fair value adjustments | Peru | Latam Logistic Park Lima Sur
Statement [Line Items]
Total of Operating Properties	34,537,793
Fair value adjustments | Costa Rica | Latam Logistic Park Coyol 1
Statement [Line Items]
Total of Operating Properties	24,424,553
Fair value adjustments | Costa Rica | Latam Logistic Park Coyol 2
Statement [Line Items]
Total of Operating Properties	10,317,428
Fair value adjustments | Costa Rica | Latam Bodegas Atenas
Statement [Line Items]
Total of Operating Properties	1,091,000
Fair value adjustments | Costa Rica | Latam Bodegas San Joaquin
Statement [Line Items]
Total of Operating Properties	1,232,246
Fair value adjustments | Costa Rica | Latam Bodegas Aurora
Statement [Line Items]
Total of Operating Properties	282,365
Fair value adjustments | Costa Rica | San Rafael Industrial Park
Statement [Line Items]
Total of Operating Properties	2,664,000
Fair value adjustments | Costa Rica | Latam Logistic Park Coyol 3
Statement [Line Items]
Total of Operating Properties	2,617,551
Fair value adjustments | Costa Rica | Latam Logistic Park Coyol 4
Statement [Line Items]
Total of Operating Properties	1,172,630
Fair value adjustments | Costa Rica | Latam Logistic Park San José – Verbena
Statement [Line Items]
Total of Operating Properties	24,906,271
Fair value adjustments | Mexico | Puebla Fideicomiso 6384 Park
Statement [Line Items]
Total of Operating Properties	668,157
Cumulative Foreign Currency Translation Effect
Statement [Line Items]
Total of Land Bank	(6,215,560)
Total of Properties Under Development	0
Total of Operating Properties	(1,949,548)
GRAND TOTAL	(8,165,108)
Cumulative Foreign Currency Translation Effect | Colombia | Latam Logistic Park Calle 80
Statement [Line Items]
Total of Land Bank	(6,215,560)
Total of Operating Properties	(1,949,548)
Cumulative Foreign Currency Translation Effect | Peru | Parque Logístico Callao, S.R.L.
Statement [Line Items]
Total of Land Bank	0
Total of Properties Under Development	0
Total of Operating Properties	0
Cumulative Foreign Currency Translation Effect | Peru | Latam Logistic Park Lima Sur
Statement [Line Items]
Total of Operating Properties	0
Cumulative Foreign Currency Translation Effect | Costa Rica | Latam Logistic Park Coyol 1
Statement [Line Items]
Total of Operating Properties	0
Cumulative Foreign Currency Translation Effect | Costa Rica | Latam Logistic Park Coyol 2
Statement [Line Items]
Total of Operating Properties	0
Cumulative Foreign Currency Translation Effect | Costa Rica | Latam Bodegas Atenas
Statement [Line Items]
Total of Operating Properties	0
Cumulative Foreign Currency Translation Effect | Costa Rica | Latam Bodegas San Joaquin
Statement [Line Items]
Total of Operating Properties	0
Cumulative Foreign Currency Translation Effect | Costa Rica | Latam Bodegas Aurora
Statement [Line Items]
Total of Operating Properties	0
Cumulative Foreign Currency Translation Effect | Costa Rica | San Rafael Industrial Park
Statement [Line Items]
Total of Operating Properties	0
Cumulative Foreign Currency Translation Effect | Costa Rica | Latam Logistic Park Coyol 3
Statement [Line Items]
Total of Operating Properties	0
Cumulative Foreign Currency Translation Effect | Costa Rica | Latam Logistic Park Coyol 4
Statement [Line Items]
Total of Operating Properties	0
Cumulative Foreign Currency Translation Effect | Costa Rica | Latam Logistic Park San José – Verbena
Statement [Line Items]
Total of Operating Properties	0
Cumulative Foreign Currency Translation Effect | Mexico | Puebla Fideicomiso 6384 Park
Statement [Line Items]
Total of Operating Properties	0
Fair value at the end of the year
Statement [Line Items]
Total of Land Bank	40,094,323
Total of Properties Under Development	12,948,826
Total of Operating Properties	596,782,035
GRAND TOTAL	649,825,184
Fair value at the end of the year | Colombia | Latam Logistic Park Calle 80
Statement [Line Items]
Total of Land Bank	30,177,087
Total of Operating Properties	144,844,400
Fair value at the end of the year | Peru | Parque Logístico Callao, S.R.L.
Statement [Line Items]
Total of Land Bank	9,917,236
Total of Properties Under Development	12,948,826
Total of Operating Properties	45,761,549
Lease liabilities	13,232,613
Fair value at the end of the year | Peru | Latam Logistic Park Lima Sur
Statement [Line Items]
Total of Operating Properties	122,405,960
Fair value at the end of the year | Costa Rica | Latam Logistic Park Coyol 1
Statement [Line Items]
Total of Operating Properties	88,429,298
Fair value at the end of the year | Costa Rica | Latam Logistic Park Coyol 2
Statement [Line Items]
Total of Operating Properties	30,131,000
Fair value at the end of the year | Costa Rica | Latam Bodegas Atenas
Statement [Line Items]
Total of Operating Properties	4,691,000
Fair value at the end of the year | Costa Rica | Latam Bodegas San Joaquin
Statement [Line Items]
Total of Operating Properties	9,359,000
Fair value at the end of the year | Costa Rica | Latam Bodegas Aurora
Statement [Line Items]
Total of Operating Properties	6,776,000
Fair value at the end of the year | Costa Rica | San Rafael Industrial Park
Statement [Line Items]
Total of Operating Properties	13,664,000
Fair value at the end of the year | Costa Rica | Latam Logistic Park Coyol 3
Statement [Line Items]
Total of Operating Properties	10,170,826
Fair value at the end of the year | Costa Rica | Latam Logistic Park Coyol 4
Statement [Line Items]
Total of Operating Properties	12,439,000
Fair value at the end of the year | Costa Rica | Latam Logistic Park San José – Verbena
Statement [Line Items]
Total of Operating Properties	87,541,001
Fair value at the end of the year | Mexico | Puebla Fideicomiso 6384 Park
Statement [Line Items]
Total of Operating Properties	$ 20,569,001